International Emerging Markets Fund (Second Prospectus Summary) | International Emerging Markets Fund
International Emerging Markets Fund
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Emerging Markets Fund Institutional Class
Management Fees	1.18%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Fund Institutional Class	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 88.4%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies, which are:

o companies with their principal place of business or principal office in emerging market countries or

o companies for which their principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the
International Bank for Reconstruction and Development (also known as the World
Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Institutional
Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar Q2 '09 29.13% chart above: Lowest return for a quarter during the period of the bar Q3 '08 -29.07% chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns International Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	(17.65%)	1.25%	13.84%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(17.58%)	0.40%	12.70%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(10.98%)	0.97%	12.10%
MSCI-Emerging Markets NDTR D Index	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	(18.42%)	2.40%	13.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.